Cover	6 Months Ended
Jun. 30, 2024
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	This registration statement is a post-effective amendment to the registration statement on Form S-3 (File No. 333-275209) of Healthy Choice Wellness Corp. (the “Registrant”) filed initially with the Securities and Exchange Commission (the “SEC”) on October 27, 2023 (the “Registration Statement”), as originally declared effective on September 12, 2024. This post-effective amendment to the Registration Statement is being filed for the purpose of (i) revising a risk factor on page 20, (ii) revising the distribution date of the spin-off dividend of the Registrant to September 13, 2024 and (ii) filing Exhibit 8.1. This post-effective amendment shall become effective immediately upon filing with the Securities and Exchange Commission. A prospectus to be used by the Registrant in connection with offerings of its shares of common stock was included in this Registration Statement.
Entity Registrant Name	HEALTHY CHOICE WELLNESS CORP.
Entity Central Index Key	0001948864
Entity Primary SIC Number	5411
Entity Tax Identification Number	88-4128927
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3800 North 28th Way
Entity Address, City or Town	Hollywood
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33020
City Area Code	(305)
Local Phone Number	600-5004
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	3800 North 28th Way
Entity Address, City or Town	Hollywood
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33020
City Area Code	(305)
Local Phone Number	600-5004
Contact Personnel Name	Jeffrey Holman